CONDENSED CONSOLIDATED UNAUDITED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve for share-based payment [member]	Warrants [member]	Currency translation adjustments [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 367	$ 140,344	$ 4,360		$ (2,188)	$ (101,302)	$ 41,581
IfrsStatementLineItems [Line Items]
Net profit and total comprehensive income for the period						711	711
Exercise of share options		318	(299)				19
Cost of share-based payment			669				669
Ending balance, value at Jun. 30, 2024	367	140,662	4,730		(2,188)	(100,591)	42,980
Beginning balance, value at Dec. 31, 2024	413	157,597	4,872		(2,188)	(98,381)	62,313
IfrsStatementLineItems [Line Items]
Net profit and total comprehensive income for the period						3,134	3,134
Exercise of share options	2	799	(801)
Expiration of share options		2	(2)
Cost of share-based payment			559				559
Reclassification of Warrants from liability				2,126			2,126
Ending balance, value at Jun. 30, 2025	$ 415	$ 158,398	$ 4,628	$ 2,126	$ (2,188)	$ (95,247)	$ 68,132